Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Disclosure of operating segments [line items]
Sales revenue	¥ 3,688,785	¥ 3,771,569	¥ 10,677,013	¥ 9,546,713
Segment profit (loss)	229,449	277,735	671,645	447,000
Segment assets	22,249,779	20,780,203	22,249,779	20,780,203	¥ 21,921,030
Depreciation and amortization			1,104,235	1,057,570
Capital expenditures			1,966,775	1,869,183
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,688,785	3,771,569	10,677,013	9,546,713
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	3,750,992	3,833,025	10,851,198	9,723,712
Segment profit (loss)	229,449	277,735	671,645	447,000
Segment assets	21,561,967	20,084,534	21,561,967	20,084,534
Depreciation and amortization			1,104,235	1,057,570
Capital expenditures			1,966,775	1,869,183
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,688,785	3,771,569	10,677,013	9,546,713
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	62,207	61,456	174,185	176,999
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	578,366	490,857	1,602,096	1,258,173
Segment profit (loss)	84,258	72,715	232,395	152,379
Segment assets	1,465,871	1,382,083	1,465,871	1,382,083
Depreciation and amortization			49,127	50,324
Capital expenditures			30,189	28,358
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	578,366	490,857	1,602,096	1,258,173
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	2,388,753	2,638,115	6,823,677	6,360,937
Segment profit (loss)	71,443	123,127	188,547	52,624
Segment assets	8,795,380	8,061,407	8,795,380	8,061,407
Depreciation and amortization			381,128	378,524
Capital expenditures			287,082	348,446
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,333,388	2,585,190	6,668,657	6,207,728
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	55,365	52,925	155,020	153,209
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	672,611	617,646	2,116,459	1,863,161
Segment profit (loss)	81,335	85,715	258,149	250,581
Segment assets	10,914,940	10,280,529	10,914,940	10,280,529
Depreciation and amortization			661,252	617,238
Capital expenditures			1,639,003	1,485,375
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	671,777	614,549	2,114,335	1,853,641
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	834	3,097	2,124	9,520
Operating segments [member] | Life creation and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	111,262	86,407	308,966	241,441
Segment profit (loss)	(7,587)	(3,822)	(7,446)	(8,584)
Segment assets	385,776	360,515	385,776	360,515
Depreciation and amortization			12,728	11,484
Capital expenditures			10,501	7,004
Operating segments [member] | Life creation and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	105,254	80,973	291,925	227,171
Operating segments [member] | Life creation and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	6,008	5,434	17,041	14,270
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(62,207)	(61,456)	(174,185)	(176,999)
Segment profit (loss)
Segment assets	687,812	695,669	687,812	695,669
Depreciation and amortization
Capital expenditures
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (62,207)	¥ (61,456)	¥ (174,185)	¥ (176,999)